Supplementary Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Supplementary Financial Information [Abstract]
SUPPLEMENTARY FINANCIAL INFORMATION

11.   SUPPLEMENTARY FINANCIAL INFORMATION

Major Customers

Revenues from TCEH represented 27% and 28% of our total operating revenues for the three months ended September 30, 2014 and 2013, respectively, and 26% and 28% of our total operating revenues for the nine months ended September 30, 2014 and 2013, respectively.  Revenues from REP subsidiaries of NRG Energy, Inc., a nonaffiliated entity, collectively represented 17% and 16% of our total operating revenues for the three months ended September 30, 2014 and 2013, respectively, and 16% and 15% of our total operating revenues for the nine months ended September 30, 2014 and 2013, respectively.  No other customer represented 10% or more of our total operating revenues.

Other Income and Deductions

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013

Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$3	$4	$9	$14
Other	-	-	1	-
Total other income	$3	$4	$10	$14
Other deductions:
Professional fees	$3	$2	$10	$8
Other	1	-	1	3
Total other deductions	$4	$2	$11	$11

Interest Expense and Related Charges

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013

Interest expense	$89	$90	$267	$270
Amortization of debt issuance costs and discounts	1	6	2	21
Allowance for funds used during construction – capitalized interest portion	(1)	(2)	(3)	(8)
Total interest expense and related charges	$89	$94	$266	$283

Restricted Cash

All restricted cash amounts reported on our balance sheet at September 30, 2014 and December 31, 2013 relate to the transition bonds.

Trade Accounts Receivable

Trade accounts receivable reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2014	2013

Gross trade accounts receivable	$626	$527
Trade accounts receivable from TCEH	(154)	(139)
Allowance for uncollectible accounts	(3)	(3)
Trade accounts receivable from nonaffiliates – net	$469	$385

Gross trade accounts receivable at September 30, 2014 and December 31, 2013 included unbilled revenues of $165 million and $180 million, respectively.  At September 30, 2014 and December 31, 2013, REP subsidiaries of NRG Energy, Inc., a nonaffiliated entity, collectively represented approximately 14% and 12% of the nonaffiliated trade accounts receivable amount, respectively.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.  Due to commitments made to the PUCT in 2007, we are not allowed to recover bad debt expense, or certain other costs and expenses, from ratepayers in the event of a default or bankruptcy by an affiliate REP.

Investments and Other Property

Investments and other property reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2014	2013

Assets related to employee benefit plans, including employee savings programs	$93	$88
Land	3	3
Total investments and other property	$96	$91

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2014	2013

Total assets in service	$17,938	$17,056
Less accumulated depreciation	6,030	5,725
Net of accumulated depreciation	11,908	11,331
Construction work in progress	347	556
Held for future use	15	15
Property, plant and equipment – net	$12,270	$11,902

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet consisted of the following:

	At September 30, 2014			At December 31, 2013
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net

Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$452	$85	$367	$440	$82	$358
Capitalized software	422	228	194	385	189	196
Total	$874	$313	$561	$825	$271	$554

Aggregate amortization expense for intangible assets totaled $15 million and $8 million for the three months ended September 30, 2014 and 2013, respectively, and $42 million and $38 million for the nine months ended September 30, 2014 and 2013, respectively.  The estimated aggregate amortization expense for each of the next five fiscal years from December 31, 2013 is as follows:

Year	Amortization Expense
2014	$58
2015	60
2016	57
2017	49
2018	45

At both September 30, 2014 and December 31, 2013, goodwill totaling $4.1 billion was reported on our balance sheet.  None of this goodwill is being deducted for tax purposes.

Other Noncurrent Liabilities and Deferred Credits

Other noncurrent liabilities and deferred credits reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2014	2013

Retirement plans and other employee benefits	$1,434	$1,399
Uncertain tax positions (including accrued interest)	37	56
Amount payable related to income taxes	17	17
Investment tax credits	18	20
Other	72	62
Total other noncurrent liabilities and deferred credits	$1,578	$1,554

In the first and third quarters of 2014, several uncertain tax positions were remeasured under US GAAP guidance as a result of new information received from the IRS with respect to the audit of tax years 2007 through 2009.  As a result, we reduced the liability for uncertain tax positions by $19 million.  This reduction consisted of a $15 million increase to liability in lieu of deferred income taxes, a $2 million reversal of provision in lieu of income taxes and a $2 million ($1 million after tax) reversal of accrued interest, which is reported as a decrease in provision in lieu of income taxes.  In September 2014, EFH Corp. signed the final agreed Revenue Agent Report and associated documentation (RAR) for the 2007 tax year and filed a motion seeking bankruptcy court approval of its signing of the RAR.  Such approval was granted on October 27, 2014.

Supplemental Cash Flow Information

	Nine Months Ended September 30,
	2014	2013

Cash payments (receipts) related to:
Interest	$296	$300
Capitalized interest	(3)	(8)
Interest (net of amounts capitalized)	$293	$292
Amount in lieu of income taxes (a):
Federal	$175	$52
State	23	12
Total amount in lieu of income taxes	$198	$64
Noncash construction expenditures (b)	$34	$55

_____________

(a)	See Note 10 for additional information regarding income taxes.
(b)	Represents end-of-period accruals.

12.   SUPPLEMENTARY FINANCIAL INFORMATION

Variable Interest Entities

We are the primary beneficiary and consolidate a wholly-owned VIE, Bondco, which was organized for the limited purpose of issuing specific transition bonds and purchasing and owning transition property acquired from us that is pledged as collateral to secure the bonds.  We act as the servicer for this entity to collect transition charges authorized by the PUCT.  These funds are remitted to the trustee and used for interest and principal payments on the transition bonds and related costs.

The material assets and liabilities of Bondco are presented separately on the face of our Consolidated Balance Sheet because the assets are restricted and can only be used to settle the obligations of Bondco, and Bondco’s creditors do not have recourse to our general credit or assets.

Our maximum exposure does not exceed our equity investment in Bondco, which was $16 million at both December 31, 2013 and 2012.  We did not provide any financial support to Bondco during the years ended December 31, 2013 and 2012.

Major Customers

Revenues from TCEH represented 27%, 29% and 33% of our total operating revenues for the years ended December 31, 2013, 2012 and 2011, respectively.  Revenues from REP subsidiaries of a nonaffiliated entity,  collectively represented 15% of total operating revenues for each of the years ended December 31, 2013, 2012 and 2011.  No other customer represented 10% or more of our total operating revenues.

Other Income and Deductions

	Year Ended December 31,
	2013	2012	2011
Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$17	$23	$29
Net gain on sale of other properties and investments	1	3	1
Total other income	$18	$26	$30
Other deductions:
Professional fees	$3	$3	$4
SARs exercise (Note 10)	2	57	-
Other	10	4	5
Total other deductions	$15	$64	$9

Interest Expense and Related Charges

	Year Ended December 31,
	2013	2012	2011

Interest expense	$360	$366	$359
Amortization of debt issuance costs and discounts	21	18	3
Allowance for funds used during construction – capitalized interest portion	(10)	(10)	(3)
Total interest expense and related charges	$371	$374	$359

Restricted Cash

Restricted cash amounts reported on our balance sheet consisted of the following:

	At December 31, 2013		At December 31, 2012
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets

Customer collections related to transition bonds used only to service debt and pay expenses	$52	$-	$55	$-
Reserve for fees associated with transition bonds	-	10	-	10
Reserve for shortfalls of transition bond charges	-	6	-	6
Total restricted cash	$52	$16	$55	$16

Trade Accounts Receivable

Trade accounts receivable reported on our balance sheet consisted of the following:

	At December 31,
	2013	2012
Gross trade accounts receivable	$527	$395
Trade accounts receivable from TCEH	(139)	(55)
Allowance for uncollectible accounts	(3)	(2)
Trade accounts receivable from nonaffiliates – net	$385	$338

Gross trade accounts receivable at December 31, 2013 and 2012 included unbilled revenues of $180 million and $147 million, respectively.  At both December 31, 2013 and 2012, REP subsidiaries of a nonaffiliated entity collectively represented approximately 12% of the nonaffiliated trade accounts receivable amount.  Trade accounts receivable from TCEH at December 31, 2012 reflects timing of payments in 2012.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.  Due to commitments made to the PUCT in 2007, we are not allowed to recover bad debt expense, or certain other costs and expenses, from ratepayers in the event of a default or bankruptcy by an affiliate REP.

Investments and Other Property

Investments and other property reported on our balance sheet consisted of the following:

	At December 31,
	2013	2012
Assets related to employee benefit plans, including employee savings programs	$88	$80
Land	3	3
Total investments and other property	$91	$83

The majority of these assets represent cash surrender values of life insurance policies that are purchased to fund liabilities under deferred compensation plans.  At December 31, 2013 and 2012, the face amount of these policies totaled $159 million and $152 million, respectively, and the net cash surrender values (determined using a Level 2 valuation technique) totaled $71 million and $65 million, respectively.  Changes in cash surrender value are netted against premiums paid.  Other investment assets held to satisfy deferred compensation liabilities are recorded at market value.

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2013	2013	2012

Assets in service:
Distribution	4.1% / 24.6 years	$10,055	$9,745
Transmission	2.8% / 35.8 years	6,133	5,482
Other assets	9.1% / 11.0 years	868	856
Total		17,056	16,083
Less accumulated depreciation		5,725	5,407
Net of accumulated depreciation		11,331	10,676
Construction work in progress		556	627
Held for future use		15	15
Property, plant and equipment – net		$11,902	$11,318

Depreciation expense as a percent of average depreciable property approximated 3.7%,  3.9% and 4.0% for the years ended December 31, 2013, 2012 and 2011, respectively.

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet consisted of the following:

	At December 31, 2013			At December 31, 2012
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$440	$82	$358	$295	$79	$216
Capitalized software	385	189	196	409	220	189
Total	$825	$271	$554	$704	$299	$405

Aggregate amortization expense for intangible assets totaled $53 million, for each of the years ended December 31, 2013 and 2012 and $48 million for the year ended December 31, 2011.  At December 31, 2013, the weighted average remaining useful lives of capitalized land easements and software were 85 years and 4 years, respectively.  The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense
2014	$55
2015	55
2016	52
2017	44
2018	40

At both December 31, 2013 and 2012, goodwill totaling $4.1 billion was reported on our balance sheet.  None of this goodwill is being deducted for tax purposes.  See Note 1 regarding goodwill impairment assessment and testing.

Other Noncurrent Liabilities and Deferred Credits

Other noncurrent liabilities and deferred credits reported on our balance sheet consisted of the following:

	At December 31,
	2013	2012
Retirement plans and other employee benefits	$1,399	$1,495
Uncertain tax positions (including accrued interest)	56	169
Amount payable related to income taxes	17	-
Investment tax credits	20	24
Other	62	58
Total other noncurrent liabilities and deferred credits	$1,554	$1,746

Supplemental Cash Flow Information

	Year Ended December 31,
	2013	2012	2011
Cash payments (receipts) related to:
Interest	$361	$378	$360
Capitalized interest	(10)	(10)	(3)
Interest (net of amounts capitalized)	351	368	357
Amount in lieu of income taxes:
Federal	89	(23)	(134)
State	12	21	20
Total amount in lieu of income taxes	101	(2)	(114)
SARs exercise	4	64	-
Noncash construction expenditures (a)	84	103	140

______________

(a)Represents end-of-period accruals.

Quarterly Information (unaudited)

Results of operations by quarter for the years ended December 31, 2013 and 2012 are summarized below.  In our opinion, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of such amounts have been made.  Quarterly results are not necessarily indicative of a full year’s operations because of seasonal and other factors.

2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$817	$857	$966	$912
Operating income	180	189	239	190
Net income	87	96	146	103

2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$783	$828	$925	$792
Operating income	157	188	230	156
Net income (a)	75	107	139	28

______________

(a)Fourth quarter 2012 reflects a $57 million pre-tax charge to expense associated with the SARs settlement (see Note 10).